Federated Hermes MDT Balanced Fund Investment Risks - Federated Hermes MDT Balanced Fund	Jul. 31, 2026
Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Declines in value can occur because of events relating to an issuer of a particular security resulting in a decline in the price of a particular portfolio holding, shareholder redemptions, or events relating to the broader stock market or economy, including changes in interest rates, industry or economic trends, monetary policy changes, market volatility and liquidity, or other adverse effects, which could negatively impact the Fund’s performance. Information publicly available about an issuer, whether from the issuer’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, also can affect the price of an issuer’s shares in the market. The Adviser and its affiliated investment advisers, as well as third party advisers, also may manage other funds and accounts that use similar investment strategies, and invest in similar securities, as the Fund, and investments in certain securities by multiple funds and accounts, including those managed by the Adviser and its affiliates, could impact the availability of suitable securities and cause a capacity constraint associated with the Fund’s investment strategy and could cause the Fund to be closed entirely or partially to new investment by all or certain shareholders.
Risk Related to Company Capitalization [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Related to Company Capitalization. The Fund may invest in companies with market capitalizations of any size, including small-capitalization and mid-capitalization (or “small-cap” and “mid-cap”) companies. The additional risks posed by small-cap and mid-cap companies could increase the volatility of the Fund’s portfolio and performance. Shareholders should expect that the value of the Fund’s Shares will be more volatile than a fund that invests exclusively in large-cap companies.
Risk Related to Investing for Growth [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
Risk Related to Investing for Value [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market. The value approach to stock selection also carries the risk that the market will not recognize a security’s intrinsic value for a long time (if ever), or that a stock judged to be undervalued may actually be appropriately priced.
Risk of Foreign Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
Risk of Investing in American Depositary Receipts and Domestically Traded Securities of Foreign Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in American Depositary Receipts and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund’s Share price may be more affected by risks of foreign investing than would otherwise be the case.
Risk of Investing in Emerging Market Countries [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. Exchange rates for currencies fluctuate daily. The Fund may use both spot trades and currency derivatives to increase or decrease its exposure to foreign interest rate and/or currency markets.
European Union and Eurozone Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	European Union and Eurozone Related Risk. A number of countries in the European Union (EU), including certain countries within the EU that have adopted the euro (Eurozone), have experienced, and may continue to experience, severe economic and financial difficulties. Additional countries within the EU may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. There is a possibility that an issuer of fixed-income securities in which the Fund may invest may redeem a security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. When interest rates rise, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed income securities when interest rates rise.
Risk Associated with Noninvestment Grade Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal.
Exchange Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Fund’s net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.
MBS Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by government sponsored enterprises (GSEs) are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund’s investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
Risk of Inflation Protected Bonds [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Inflation-Protected Bonds. The value of inflation-protected bonds is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). If interest rates rise due to reasons other than inflation, the Fund’s investment in these bonds may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
Risk of Investing in Loans [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Loans. In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to the meet the obligations of the borrower or be difficult to liquidate.
Loan Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Loan Liquidity Risk. Loans generally are subject to legal or contractual restrictions on resale.
Loan Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Loan Prepayment Risk. During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled with may force the Fund to reinvest in lower-yielding instruments.
Real Estate Investment Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real Estate Investment Trust Risk. Real estate investment trusts (REITs), pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Risk of Investing in Derivative Contracts and Hybrid Instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus, such as stock market, interest rate, credit, currency and liquidity risks.
Short Selling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short Selling Risk. Certain Underlying Funds may engage in selling securities short to the maximum extent permitted under the Investment Company Act of 1940. A short sale by the Underlying Fund involves borrowing a security from a lender which is then sold in the open market. At a future date, the security is repurchased by the Underlying Fund and returned to the lender. While the security is borrowed, the proceeds from the sale are deposited with the lender and the Underlying Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the lender. Short selling involves the risk of increased leverage of the Underlying Fund’s assets. If the value of the security declines between the time the Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Underlying Fund makes a profit on the difference (less any expenses the Underlying Fund is required to pay the lender). There is no assurance that a security will decline in value during the period of the short sale and make a profit for the Underlying Fund. If the value of the security sold short increases between the time that the Underlying Fund borrows the security and the time it repurchases and returns the security to the lender, the Underlying Fund will realize a loss on the difference (plus any expenses the Underlying Fund is required to pay to the lender). This loss is theoretically unlimited as there is no limit as to how high the security sold short can appreciate in value, thus increasing the cost of buying that security to cover a short position. The Underlying Fund may incur expenses in selling securities short and such expenses are investment expenses of the Underlying Fund.
Risk Related to the Economy [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Global economic, political and financial conditions, including geopolitical and other events (e.g., wars, tensions, sanctions and terrorism), legislative changes or shifts in fiscal or monetary policy or reform, industry or economic trends and developments, grid congestion or capacity constraints, natural disasters or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, have a significant effect on the economies of many nations, including the U.S., and financial markets generally and cause the Fund to experience volatility, illiquidity, loss of value, shareholder redemptions and/or other potentially adverse effects.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Trading opportunities are more limited for equity and fixed-income securities that are not widely held, and for fixed income securities that have not received any credit ratings or have received ratings below investment grade. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.
Quantitative Modeling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).
Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying Fund Risk.The risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Underlying Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their respective investment objectives. The Fund bears Underlying Fund fees and expenses indirectly. The Fund may also earn capital gains from sales of shares of Underlying Funds and/or receive distributions of capital gains from Underlying Funds. The Fund distributes any net capital gains earned to Fund shareholders no less frequently than annually. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Investment companies incur certain expenses, such as management fees and other operating expenses, and, therefore, any investment by the Fund in shares of the Underlying Funds will be subject to two layers of fees and expenses. However, solely with respect to investments in affiliated Underlying Funds, to avoid charging duplicative management fees, the Adviser will waive and/or reimburse the Fund’s Management Fee in an amount equal to the net management fees charged by affiliated Underlying Funds to the Fund on the Fund’s net assets invested in the Underlying Funds.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	All mutual funds take investment risks (either directly or indirectly through investments in one or more Underlying Funds). Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.